Note 6. Equity Transactions: Schedule of Stock Warrants, Activity (Details) - shares	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Details
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	22,400	250,009
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	0	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	2,679,742	2,624,142	2,684,000